UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3)) for the reporting period January 1, 2025, to March 31, 2025

Date of Report (Date of earliest event reported): February 18, 2025

Cartiga Asset Finance Trust 2022-1 LLC

and Cartiga Asset Finance Trust 2023-1 LLC

(Exact name of securitizer as specified in its charter)

025-05272	0001830716
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Michael Bogansky (213) 232-9919 Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly periods pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Cartiga Asset Finance Trust 2022-1 LLC and Cartiga Asset Finance Trust 2023-1 LLC, each as securitizer, are filing this Form ABS-15G to provide notice that their respective obligations to file under Rule 15Ga-1(c)(2) have terminated pursuant to Rule 15Ga-1(c)(3). With respect to Cartiga Asset Finance Trust 2022-1 LLC, the last date on which payments on asset-backed securities held by non-affiliates were made was February 20, 2025. With respect to Cartiga Asset Finance Trust 2023-1 LLC, the last date on which payments on asset-backed securities held by non-affiliates were made was February 18, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARTIGA, LLC
(Securitizer)

By:	/s/ Michael Bogansky
Name: Michael Bogansky
Title: Chief Financial Officer

Date: May 13, 2025